Cover	Jan. 05, 2026
Cover [Abstract]
Entity Registrant Name	EQUATOR Beverage Company
Entity Central Index Key	0001414953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 05, 2026
Entity File Number	000-55269
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0884348
Entity Address Address Line 1	185 Hudson Street
Entity Address Address Line 2	Suite 2500
Entity Address City Or Town	Jersey City
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07302
City Area Code	929
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	264-7944